Chase Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Asset Management - 3.0%
Equitable Holdings, Inc.	47,412	$2,659,813

Beverages - 3.3%
Coca-Cola Europacific Partners PLC	20,416	1,892,972
Coca-Cola Femsa SAB de CV - ADR	10,448	1,010,635
		2,903,607

Brokerage - 1.6%
Houlihan Lokey, Inc.	7,634	1,373,738

Computer - Networking - 2.6%
F5, Inc. (a)	7,648	2,250,959

Computer Software - 8.2%
Gen Digital, Inc.	97,957	2,879,936
SAP SE - ADR	5,952	1,810,003
Twilio, Inc. - Class A (a)	19,561	2,432,606
		7,122,545

Computer Software - Gaming - 2.0%
Electronic Arts, Inc.	10,780	1,721,566

Contract Manufacturing - 4.2%
Celestica, Inc. (a)	23,313	3,639,392

Electrical Equipment - 2.9%
Vertiv Holdings Co. - Class A	19,378	2,488,329

Electronics - 1.3%
Sanmina Corp. (a)	11,626	1,137,372

Energy/Integrated - 2.0%
Antero Midstream Corp.	92,858	1,759,659

Engineering/Construction - 3.9%
API Group Corp. (a)	29,802	1,521,392
MasTec, Inc. (a)	11,183	1,905,919
		3,427,311

Finance/Banks - 7.0%
Bank of New York Mellon Corp.	33,913	3,089,813
Goldman Sachs Group, Inc.	4,201	2,973,258
		6,063,071

Finance/Information Services - 1.3%
Euronet Worldwide, Inc. (a)	10,800	1,094,904

Financial Services - Diversified - 2.5%
American Express Co.	6,914	2,205,428

Food - 1.7%
US Foods Holding Corp. (a)	19,196	1,478,284

Health Care Distribution - 3.0%
McKesson Corp.	3,610	2,645,336

Health Care Services - 1.5%
Labcorp Holdings, Inc.	4,964	1,303,100

Hospitals - 2.3%
HCA Healthcare, Inc.	5,275	2,020,852

Internet Retail - 7.9%
Amazon.com, Inc. (a)	11,610	2,547,118
Booking Holdings, Inc.	273	1,580,462
eBay, Inc.	36,634	2,727,768
		6,855,348

Internet Software & Services - 8.0%
Alphabet, Inc. - Class A	9,439	1,663,435
Meta Platforms, Inc. - Class A	5,767	4,256,565
Yelp, Inc. (a)	30,210	1,035,297
		6,955,297

Leisure Time - 1.6%
Spotify Technology SA (a)	1,871	1,435,693

Retail-Discount - 2.0%
Dollar General Corp.	15,078	1,724,622

Semiconductors - 10.9%
Advanced Micro Devices, Inc. (a)	13,688	1,942,327
Broadcom, Inc.	10,573	2,914,447
NVIDIA Corp.	29,416	4,647,434
		9,504,208

Service Companies - 1.2%
VSE Corp.	8,129	1,064,736

Steel - 7.9%
Carpenter Technology Corp.	13,305	3,677,236
Howmet Aerospace, Inc.	17,455	3,248,899
		6,926,135

Utilities Electric/Gas - 2.8%
National Fuel Gas Co.	28,379	2,403,985
TOTAL COMMON STOCKS (Cost $55,127,394)		84,165,290

SHORT-TERM INVESTMENTS - 3.6%	Shares	Value
Money Market Funds - 3.6%
Invesco STIT Treasury Portfolio - Class Institutional, 4.23% (b)	3,182,310	3,182,310
TOTAL SHORT-TERM INVESTMENTS (Cost $3,182,310)		3,182,310

TOTAL INVESTMENTS - 100.2% (Cost $58,309,704)		87,347,600
Liabilities in Excess of Other Assets - (0.2)%		(151,712)
TOTAL NET ASSETS - 100.0%		$87,195,888
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Chase Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$84,165,290	$–	$–	$84,165,290
Money Market Funds	3,182,310	–	–	3,182,310
Total Investments	$87,347,600	$–	$–	$87,347,600